Note 14 - Segment Information (Tables)	12 Months Ended
Mar. 31, 2021
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Fruit and	Prepared
	Vegetable	Foods	Snack	Other	Total
	(In thousands)
2021:
Net sales	$1,363,263	$71,866	$10,999	$21,516	$1,467,644
Operating income	175,810	1,967	705	2,585	181,067
Identifiable assets	853,602	51,803	2,054	773	908,232
Capital expenditures	67,963	1,451	508	1,528	71,450
Depreciation and amortization	29,534	2,299	194	349	32,376

2020:
Net sales	$1,202,528	$105,044	$11,475	$16,722	$1,335,769
Operating income (loss)	65,921	3,774	837	(8)	70,524
Identifiable assets	853,438	51,803	2,054	773	908,068
Capital expenditures	63,543	2,122	19	756	66,440
Depreciation and amortization	26,486	3,564	207	676	30,933